Inst | Spartan Real Estate Index Fund
Fund Summary Fund/Class: Spartan® Real Estate Index Fund/Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the total return of equity REITs and other real estate-related investments.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Inst Spartan Real Estate Index Fund Institutional Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses	Inst Spartan Real Estate Index Fund Institutional Class
Management fee	0.14%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.15%
Fee waiver and/or expense reimbursement	0.08%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.07%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.07%. This arrangement will remain in effect through September 30, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example	Inst Spartan Real Estate Index Fund Institutional Class USD ($)
1 year	$ 7
3 years	39
5 years	75
10 years	$ 182

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
Normally investing at least 80% of assets in securities included in the Dow Jones U.S. Select Real Estate Securities Index℠ (the Index). Lending securities to earn income for the fund.
Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

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Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.98%	December 31, 2014
Lowest Quarter Return	-3.05%	September 30, 2013
Year-to-Date Return	-5.68%	June 30, 2015

Average Annual Returns For the periods ended December 31, 2014
Average Annual Total Returns - Inst - Spartan Real Estate Index Fund	Past 1 year	Life of class [1]	Inception Date
Institutional Class	31.58%	15.56%	Sep. 08, 2011
Dow Jones U.S. Select Real Estate Securities Index℠ (reflects no deduction for fees, expenses, or taxes)	31.85%	15.71%	Sep. 08, 2011
[1]	From September 8, 2011.